SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amount due to related parties	$ 499,993				$ 388,839	$ 444,802	$ 372,585
Repayment to related parties			$ 176,549		172,306	354,909	400,798
Cash advance from related parties	$ 111,059		66,583		$ 116,343	429,849	153,528
Shareholder debts converted to capital contribution							199,040
Junze Zhang [Member]
Related Party Transaction [Line Items]
Related party description	Shareholder and director of the Company				Shareholder and director of the Company	Shareholder and director of the Company
Amount due to related parties	$ 484,510				$ 388,839	$ 444,802	182,093
Repayment to related parties			170,593		172,306
Cash advance from related parties	$ 95,608		60,627		$ 116,343	$ 264,836
Qing Zuo [Member]
Related Party Transaction [Line Items]
Related party description	Chairman of the Board of ZDSE since December 20, 2018				Chairman of the Board of ZDSE since December 20, 2018	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties	$ 15,483						33,473
Repayment to related parties						39,805	576
Cash advance from related parties	15,451					6,459	5,185
Shareholder debts converted to capital contribution							51,801
Mengling Zhang [Member]
Related Party Transaction [Line Items]
Related party description						General manager of ZDSE
Amount due to related parties							36,519
Repayment to related parties		[1]	5,956	[1]		50,221	400,222
Cash advance from related parties		[1]	$ 5,956	[1]		13,840	56,612
Shareholder debts converted to capital contribution							147,239
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Related Party Transaction [Line Items]
Related party description						Company controlled by Qing Zuo
Amount due to related parties							24,052
Repayment to related parties						165,176
Cash advance from related parties						$ 141,214	25,055
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Related Party Transaction [Line Items]
Related party description						Company controlled by Qing Zuo
Amount due to related parties							64,008
Repayment to related parties						63,767
Cash advance from related parties							66,676
Zihua Wu [Member]
Related Party Transaction [Line Items]
Related party description						Director of the Company
Amount due to related parties							32,440
Repayment to related parties						35,940
Cash advance from related parties						$ 3,500

[1]	Amounts advanced by and repaid to Mengling Zhang are included in the Unaudited Consolidated Statements of Cash Flows under Cash Flows from Operating Activities as they related to operating, and not financing, activities.